UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731
Source Capital, Inc.
(Exact name of registrant as specified in charter)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

March 31, 2005 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

PRODUCER DURABLE GOODS — 16.2%
Crane Co.	390,000	$11,228,100
Diebold, Incorporated	70,000	3,839,500
Graco Inc.	495,000	19,978,200
HNI Corporation	316,200	14,213,190
IDEX Corporation	495,000	19,973,250
Oshkosh Truck Corporation	180,000	14,758,200
Zebra Technologies Corporation (Class A)*	220,000	10,447,800
		$94,438,240
ENERGY — 13.0%
Cal Dive International, Inc.*	629,400	$28,511,820
Noble Corporation*	460,000	25,856,600
Tidewater Inc.	540,000	20,984,400
		$75,352,820
BUSINESS SERVICES & SUPPLIES — 11.3%
CDW Corporation	190,000	$10,769,200
Charles River Laboratories International, Inc.*	340,000	15,993,600
Invitrogen Corporation*	152,500	10,553,000

Landauer, Inc.	14,300	679,822
Manpower Inc.	300,000	13,056,000
ScanSource, Inc.*	284,000	14,719,720
		$65,771,342
HEALTH CARE — 10.9%
Bio-Rad Laboratories, Inc.*	200,300	$9,756,613
Health Management Associates, Inc.	535,000	14,006,300
Lincare Holdings Inc.*	430,000	19,018,900
Renal Care Group, Inc.*	550,000	20,867,000
		$63,648,813
TECHNOLOGY — 9.4%
Cognex Corporation	600,000	$14,928,000
Plantronics, Inc.	465,000	17,707,200
SanDisk Corporation*	800,000	22,240,000
		$54,875,200
RETAILING — 9.0%
CarMax, Inc.*	750,006	$23,625,189
O’Reilly Automotive, Inc.*	575,000	28,479,750
		$52,104,939
FINANCIAL — 8.3%
Brown & Brown, Inc.	251,000	$11,568,590
First American Corporation, The	155,000	5,105,700
Arthur J. Gallagher & Co.	440,000	12,672,000
North Fork Bancorporation, Inc.	682,500	18,932,550
		$48,278,840
ENTERTAINMENT — 4.8%
Carnival Corporation	536,600	$27,801,246
MATERIALS — 2.6%
Engelhard Corporation	505,000	$15,165,150
CONSUMER DURABLES — 2.0%
Briggs & Stratton Corporation	315,000	$11,469,150
TRANSPORTATION — 1.5%
Heartland Express, Inc.	450,000	$8,617,500

TOTAL COMMON STOCKS — 89.0% (Cost $309,514,942)		$517,523,240

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,550,000
Duke-Weeks Realty Corp. (Series B)	40,000	2,040,000
Pennsylvania Real Estate Investment Trust (Series A)	59,000	3,448,550
ProLogis (Series G)	120,000	3,000,000
TOTAL PREFERRED STOCKS — 1.9% (Cost $10,179,446)		$11,038,550

CONVERTIBLE BONDS AND DEBENTURES

TECHNOLOGY — 0.7%
BEA Systems, Inc. — 4% 2006	$2,000,000	$1,980,000
LSI Logic Corporation — 4% 2006	2,000,000	1,975,000
		$3,955,000
BUSINESS SERVICES & SUPPLIES — 0.3%
Pegasus Solutions, Inc. — 3.875% 2023	$2,000,000	$1,840,000
TOTAL CONVERTIBLE BONDS AND DEBENTURES — 1.0% (Cost $5,720,000)		$5,795,000

NON-CONVERTIBLE BONDS AND DEBENTURES CORPORATE — 6.0%
Central Garden & Pet Company — 9.125% 2013	$2,000,000	$2,150,000
HMH Properties, Inc. — 7.875% 2008	3,000,000	3,071,250
Host Marriott Corporation — 9.25% 2007	2,000,000	2,150,000
Lear Corporation — 7.96% 2005	2,000,000	2,052,500
Manitowoc Company, Inc., The — 10.5% 2012	1,300,000	1,472,250
Metaldyne Corporation — 11% 2012	2,000,000	1,580,000
OM Group, Inc. — 9.25% 2011	4,000,000	4,140,000
Orbital Sciences Corporation — 9% 2011	3,000,000	3,307,500
PolyOne Corporation — 10.625% 2010	950,000	1,054,500
Realty Income Corporation — 8.25% 2008	2,000,000	2,192,000
SpectraSite, Inc. — 8.25% 2010	2,000,000	2,100,000
Unisys Corporation
— 7.875% 2008	1,500,000	1,530,000
— 8.125% 2006	2,000,000	2,080,000
Vicar Operating Inc. — 9.875% 2009	3,000,000	3,255,000
Windmere Durable Holdings Inc. — 10% 2008	3,000,000	3,015,000
		$35,150,000
U.S. GOVERNMENT AND AGENCIES — 0.1%
Federal Home Loan Mortgage Corporation
— 6.5% 2023 (Interest Only)	$83,661	$6,421
— 10.15% 2006 (REMIC)	190	190
Federal National Mortgage Association
— 6% 2029 (Interest Only)	1,748,834	388,295
Government National Mortgage Association (Mobile Home)
— 9.75% 2010	328,297	334,248
		$729,154
TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 6.1% (Cost $35,094,877)		$35,879,154

TOTAL INVESTMENT SECURITIES — 98.0% (Cost $360,509,265)		$570,235,944

SHORT-TERM INVESTMENTS — 1.8% (Cost $10,494,191)
Short-term Corporate Note:
General Electric Capital Corporation — 2.75% 4/15/05	$10,119,000	$10,108,178
State Street Bank Repurchase Agreement — 1.25% 4/01/05
Collateralized by U.S. Treasury Bond — 8.875% 2/15/19 market value $386,000)	386,000	386,013
TOTAL SHORT-TERM INVESTMENTS		$10,494,191

TOTAL INVESTMENTS — 99.8% (Cost $371,003,456)(A)		$580,730,135
Other assets and liabilities, net — 0.2%		978,956
TOTAL NET ASSETS — 100%		$581,709,091

*Non-income producing securities

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:	$212,405,458
Gross unrealized depreciation:	2,678,779
Net unrealized appreciation:	$209,726,679

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:	May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:	May 24, 2005